Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,231	$ 1,875	$ 1,664
Less: accumulated depreciation	(1,280)	(1,122)	(600)
Total property and equipment, net	951	753	1,064
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	86	86	122
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,145	$ 1,789	$ 1,542